Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Long-term debt	$ 419	$ 359
2020 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	374
Bankers acceptances and prime rate loans [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	337	$ 253
Bankers acceptances and prime rate loans [member] | 2020 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	$ 337